General information	12 Months Ended
Dec. 31, 2024
General Information And Significant Events Of Period
General information
5.1 General information
5.1.1 Corporate Information
Valneva SE (the Company) together with its subsidiaries (the Group or Valneva) is a company focused on the development and commercialization of prophylactic vaccines for infectious diseases with significant unmet medical needs. The Company takes a highly specialized and targeted approach, applying deep expertise across multiple vaccine modalities, focused on providing either first-, best- or only-in-class vaccine solutions. The Group has a strong track record, having advanced multiple vaccines from early R&D to approvals, and currently markets three proprietary travel vaccines as well as certain third-party vaccines leveraging the Group’s established commercial infrastructure. Revenues from the growing commercial business help fuel the continued advancement of the vaccine pipeline. This includes the only Lyme disease vaccine candidate in advanced clinical development, which is partnered with Pfizer, as well as vaccine candidates against the Zika virus, Shigella4V and other global public health threats.
VLA2001, the only inactivated whole-virus COVID-19 vaccine approved in Europe, was first commercialized in late 2021. Valneva suspended manufacturing of the vaccine in August 2022 and inventories were fully written down as of December 31, 2022. In order to save additional costs linked to the vaccine including license fees, Valneva requested the withdrawal of VLA2001’s marketing authorization in Europe. The withdrawal was accepted by EMA and became effective on December 1, 2023.
As at December 31, 2024, the Group’s portfolio includes three commercial vaccines:
▪IXIARO (also marketed as JESPECT), indicated for the prevention of Japanese encephalitis;
▪DUKORAL, indicated for the prevention of cholera, and, in some countries, prevention of diarrhea caused by enterotoxigenic Escherichia coli; and
▪IXCHIQ, indicated for the prevention of disease caused by the chikungunya virus.
The Company is registered at 6 rue Alain Bombard, 44800 Saint-Herblain, France. Valneva has operations in Austria, Sweden, the United Kingdom, France, Canada and the United States and had an average of 695 employees.
Valneva SE is a public company listed on the Euronext Paris (symbol: VLA) and on the Nasdaq Global Select Market (symbol: VALN) since May 2021.
Significant events of the period and significant agreements
Sale of Priority Review Voucher for $103 million
The Company sold the Priority Review Voucher (PRV) it received from the U.S. Food and Drug Administration (FDA) for $103 million (€95 million) on February 2, 2024.
The Company was awarded a tropical disease PRV in November 2023 following the FDA’s approval of IXCHIQ, Valneva’s single-dose, live-attenuated vaccine against the chikungunya virus (CHIKV). With this approval, IXCHIQ became the world’s first licensed chikungunya vaccine available to address this unmet medical need.
Valneva invested proceeds from the sale of the PRV into its R&D projects, including the co-development of its Phase 3 vaccine candidate against Lyme disease, additional clinical trials for IXCHIQ, and the expansion of the Company’s clinical pipeline.
Amendment of the D&O Loan Agreement
On March 18, 2024, Valneva signed an amendment to its loan agreement (the D&O Loan Agreement) with U.S. Healthcare funds Deerfield Management Company and OrbiMed.
Reimbursements of the first tranche will now start in January 2026 instead of July 2024. Maturity of this first tranche will remain in the first quarter of 2027. The interest-only period has been extended by 18 months. The terms of the second $100 million tranche remain unchanged. (see Note 5.24).
Health Canada Approval of the World’s First Chikungunya Vaccine, IXCHIQ
On June 24, 2024 Valneva announced that Health Canada had approved IXCHIQ for the prevention of disease caused by the chikungunya virus in individuals 18 years of age and older. This decision was the second approval the Company received for IXCHIQ following approval from the FDA in November 2023.
Marketing Authorization in Europe for the World’s First Chikungunya Vaccine,IXCHIQ
On July 1, 2024 Valneva announced that the European Commission (EC) had granted marketing authorization in Europe for IXCHIQ for the prevention of disease caused by the chikungunya virus in individuals 18 years of age and older. The approval was unanimously endorsed by Member States following a stringent assessment by the European Medicines Agency (EMA). The EC decision was the third approval the Company received for IXCHIQ.
Expanded partnership with CEPI
On July 22, 2024, Valneva announced that it had expanded its existing partnership with the Coalition for Epidemic Preparedness Innovations (CEPI) to support broader access to the world’s first chikungunya vaccine, IXCHIQ, in Low- and Middle-Income countries (LMICs), as well as post-marketing trials and potential label extensions in children, adolescents, and pregnant women. CEPI will provide Valneva up to $41 million of additional funding over the next five years, with support from the European Union’s (EU) Horizon Europe program.
The project will help generate additional data to potentially support extended IXCHIQ labels in chikungunya-endemic countries and vulnerable populations at risk of being infected with this debilitating mosquito-borne disease.
The expanded partnership strengthens an earlier agreement signed in 2019, which awarded Valneva $24.6 million in CEPI-EU funding to develop, manufacture, and market its single-shot vaccine in certain LMICs affected by chikungunya. Under this initial agreement, Valneva partnered with Brazil’s Instituto Butantan in 2021 and conducted an adolescent clinical trial in Brazil to support licensure of the vaccine in this country.
For more information please refer to Note 5.8.
Strategic Partnership with LimmaTech for development of a Shigella vaccine
On August 1, 2024, Valneva announced that it had entered into a strategic partnership with LimmaTech Biologics AG (Schlieren, Switzerland), a clinical-stage biotech company developing vaccines for the prevention of life-threatening diseases.
This includes an exclusive licensing agreement for the development, manufacturing, and commercialization of Shigella4V (S4V), a tetravalent bioconjugate vaccine candidate against shigellosis.
Under the terms of the agreement with Valneva, LimmaTech received an upfront payment of €10.0 million in exchange for granting an exclusive license for the development, manufacturing, and commercialization of Shigella4V. This payment also covers LimmaTech’s involvement in conducting specific clinical trials. The upfront payment was allocated across these activities, with a portion attributed to the licensing of intellectual property in the amount of €2.5 million and the remainder allocated to the development services provided.
LimmaTech is eligible to receive additional regulatory, development, and sales-based milestone payments as well as low double-digit royalties on sales. Valneva expects to pay €4.3 million for first milestones in 2025 and the remaining milestones thereafter. In addition to these milestones Valneva will also reimburse LimmaTech for development costs based on the contracted Development Plan.
LimmaTech is responsible for conducting a Phase 2 Controlled Human Infection Model (CHIM), started in the second half of 2024 and a Phase 2 pediatric study in LMICs, expected to begin in 2025. Valneva will be responsible for all further development, including CMC (chemistry, manufacturing, and controls) additional Phase 2 clinical trials, Phase 3 clinical trials and regulatory activities, and Valneva will be responsible for its commercialization worldwide if approved.
Successful Private Placement
On September 13, 2024, the Company announced the successful pricing of its Private Placement for a final amount of €61.2 million. A total of 23,000,000 new ordinary shares (the “Offer Shares”), each with a nominal value of €0.15, were issued at a price of €2.66 each, without shareholders’ preferential subscription rights, to a limited number of institutional investors within the United States or to U.S. persons who have represented that they are qualified institutional buyers, and outside the United States, to qualified investors under the European Prospectus Regulation and certain categories of institutional investors in countries outside of the European Union.
The Offer Shares represented 16.5% of the Company’s share capital on a non-diluted basis prior to the completion of the Private Placement and 14.2% of the Company’s share capital on a non-diluted basis following the Private Placement.
For more information please refer to Note 5.22.
Valneva Successfully Expands Access to Asia for its chikungunya vaccine with Serum Institute of India
On December 19, 2024, Valneva and the Serum Institute of India (SII) announced an exclusive license agreement for Valneva’s single-shot chikungunya vaccine to enable supply of the vaccine in Asia. The collaboration to support broader access to the vaccine in low-and-middle-income countries (LMICs) in the region falls within the framework of the $41.3 million funding agreement Valneva signed with the Coalition for Epidemic Preparedness Innovations (CEPI) in July 2024 with co-funding from the European Union.
Under the agreement, the Companies are conducting a technology transfer of the current drug product manufacturing process. Valneva will supply its chikungunya vaccine drug substance to SII, which will complete manufacturing and be responsible for seeking and maintaining regulatory approval of the vaccine in India and other countries in Asia. Future commercialization will be based on a profit-sharing model along with single-digit million milestone payments towards technology transfer and regulatory approvals to Valneva.
5.1.2 Group information
The following list shows all subsidiaries held by the Company directly or indirectly:

Name	Country of incorporation	Consolidation Method	Interest held as at
			December 31, 2024	December 31, 2023
Vaccines Holdings Sweden AB	SE	Full Consolidation	100%	100%
Valneva Austria GmbH	AT	Full Consolidation	100%	100%
Valneva Canada Inc.	CA	Full Consolidation	100%	100%
Valneva France SAS	FR	Full Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Full Consolidation	100%	100%
Valneva Sweden AB	SE	Full Consolidation	100%	100%
Valneva UK Ltd.	UK	Full Consolidation	100%	100%
Valneva USA, Inc.	US	Full Consolidation	100%	100%
VBC 3 Errichtungs GmbH	AT	Full Consolidation	100%	100%
The closing date for the consolidated financial statements is December 31 of each year.
The Company’s site in Saint-Herblain houses general and administrative functions as well as research and development facilities. Valneva SE has a site in Lyon which serves as a base for commercial activities.
Vaccines Holdings Sweden AB, located in Solna, Sweden, is the holding company of Valneva Sweden AB, also located in Solna, which manufactures DUKORAL and commercializes DUKORAL, IXIARO, and third-party products such as Moskito Guard and other vaccines in the Nordic countries.
Valneva Austria GmbH, located in Vienna, Austria, focuses on pre-clinical and clinical development activities of vaccines. The facilities accommodate departments for pre-clinical R&D, technical/clinical product development, quality and regulatory affairs, general and administrative as well as commercial functions. Valneva Austria GmbH commercializes IXIARO, DUKORAL, and third-party products such as FLUCELVAX TETRA, FLUAD, Rabipur and Encepur.
Valneva Canada Inc., located in Kirkland, Canada, focuses on commercializing IXIARO, DUKORAL, IXCHIQ, and third-party products such as KAMRAB and Rabipur/RabAvert.
Valneva France SAS, located in Lyon, France, focuses on commercializing IXIARO, DUKORAL, IXCHIQ, and third-party products such as Rabipur and Encepur.
Valneva Scotland Ltd., located in Livingston, Scotland (United Kingdom) is primarily involved in the production of IXIARO and IXCHIQ.
Valneva UK Ltd., located in Fleet, England (United Kingdom), focuses on commercializing DUKORAL, IXIARO, and third-party products such as Rabipur in the United Kingdom.
Valneva USA, Inc., located in Bethesda, Maryland (USA), focuses on the commercialization of IXIARO and IXCHIQ to the U.S. military and the U.S. private market.
VBC 3 Errichtungs GmbH (Vienna, Austria), owns the administration and research building used by Valneva Austria GmbH.
Acquisition of VBC 3 Errichtungs GmbH (VBC3)
On October 31, 2023, the Group acquired 100% of the equity of VBC 3 Errichtungs GmbH, located in Vienna, Austria, whereby Valneva SE purchased 6% and Valneva Austria GmbH 94% of the equity. VBC3 owns the building in which Valneva Austria GmbH carries out central administrative and R&D activities. Previously, the building was under a finance lease. The purchase was treated as an acquisition of a group of assets, and the cost of the purchase was allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase.
The following table summarizes the recognized amounts of identifiable net assets based on their relative fair values at the acquisition date which was determined as October 1, 2023 as per contract details:

in € thousand	October 1, 2023
Cash	1,003
Property, Plant & Equipment	22,373
Loans and borrowings	(11,296)
Other liabilities	(126)
TOTAL IDENTIFIABLE NET ASSETS	11,955
The fair value of the consideration transferred, excluding the entity’s cash of €1.0 million, was €11.0 million and was settled in cash. Acquisition-related costs were of minor relevance and are not included as part of consideration transferred. They have been recognized as an expense in the consolidated statement of profit or loss, as part of other expenses.